Exhibit 99.1

SERVICER’S MONTHLY CERTIFICATE

CALIFORNIA REPUBLIC BANK

PURSUANT TO SECTION 4.09 OF THE SALE AND SERVICING AGREEMENT

August 10, 2016

This Servicer’s Monthly Certificate is delivered pursuant to that certain sale and servicing agreement by and among California Republic Bank, a California corporation authorized to transact a banking business (the “Company”), California Republic Auto Receivables Trust 2016-1, a Delaware statutory trust (the “Issuer”), California Republic Funding, LLC, a Delaware limited liability company (the “Depositor”), and U.S. Bank National Association, a national banking association (the “Indenture Trustee”), dated as of March 1, 2016 (the “Sale and Servicing Agreement”). All capitalized terms used but not defined herein shall have the meaning assigned thereto in the Sale and Servicing Agreement.

The undersigned, a Responsible Officer of the Company, hereby certifies that:

    (i)       No Event of Default, Servicer Replacement Event has occurred and is continuing;

    (ii)       The information contained in Annex A, attached hereto, is complete and accurate and among other things, contains all information necessary to make the payments to be made on this Payment Date pursuant to Section 5.04 of the Sale and Servicing Agreement for this Collection Period.

IN WITNESS WHEREOF, the undersigned, in my capacity as specified below, has caused this certificate to be executed as of the date first above written.

/s/ Mark K. Olson
Mark K. Olson
EVP, Chief Financial Officer

California Republic Auto Receivables Trust 2016-1
Pool ID:	CRAT161
Original Aggregate Note Balance	$440,000,000.00
Collection Period Start Date:	07/01/2016
Collection Period Ending Date:	07/31/2016
Prior Distribution Date:	07/15/2016
Current Distribution Date:	08/15/2016

I.	SUMMARY
		Original Balance	Beginning Period Balance	Principal Distribution Amount	Ending Period Balance	Pool Factor

	Class A-1 Notes	$61,800,000.00	$13,147,769.41	$12,235,821.78	$911,947.63	0.014756
	Class A-2 Notes	$120,000,000.00	$120,000,000.00		$120,000,000.00	1.000000
	Class A-3 Notes	$110,000,000.00	$110,000,000.00		$110,000,000.00	1.000000
	Class A-4 Notes	$109,480,000.00	$109,480,000.00		$109,480,000.00	1.000000
	Class B Notes	$26,400,000.00	$26,400,000.00		$26,400,000.00	1.000000
	Class C Notes	$12,320,000.00	$12,320,000.00		$12,320,000.00	1.000000

	Total Note Balance	$440,000,000.00	$391,347,769.41	$12,235,821.78	$379,111,947.63	0.861618

			Beginning Period Balance		Ending Period Balance

	Overcollateralization		$5,676,008.36		$6,600,000.00
	Reserve Account Balance		$1,100,000.00		$1,100,000.00
	Net Pool Balance		$397,023,777.77		$385,711,947.63

				Beginning Period	Interest Distribution
			Coupon Rate	Balance	Amount

	Class A-1 Notes		0.68000%	$13,147,769.41	$7,698.75
	Class A-2 Notes		1.50000%	$120,000,000.00	$150,000.00
	Class A-3 Notes		1.89000%	$110,000,000.00	$173,250.00
	Class A-4 Notes		2.24000%	$109,480,000.00	$204,362.67
	Class B Notes		3.43000%	$26,400,000.00	$75,460.00
	Class C Notes		4.56000%	$12,320,000.00	$46,816.00

				$391,347,769.41	$657,587.42

II.	AVAILABLE FUNDS

	Interest Collections		$2,260,782.90
	Principal Collections		$10,833,074.29
	Repurchases		$-
	Liquidation Proceeds		$-
	Recoveries		$226,663.40
	Investment Earnings		$1,426.93
	Reimbursements of Prior Period Liquidation Expenses		$(3,909.51)
	Reimbursements of Prior Period Servicer Advances		$(245,270.60)
	Current Period Servicer Advances		$225,687.04

	Total Collections		$13,298,454.45

	Reserve Account Draw Amount		$-

	Total Available Funds		$13,298,454.45

III.	DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Amount Owed	Shortfall

	Servicing fees dues to master servicer	1.0000%	$330,853.15	$330,853.15	$-	$-
	Servicing fees dues to backup servicer		$-	$-	$-	$-
	Class A-1 Note Interest		$7,698.75	$7,698.75	$-	$-
	Class A-2 Note Interest		$150,000.00	$150,000.00	$-	$-
	Class A-3 Note Interest		$173,250.00	$173,250.00	$-	$-
	Class A-4 Note Interest		$204,362.67	$204,362.67	$-	$-
	First Allocation of Principal		$-	$-	$-	$-
	Class B Note Interest		$75,460.00	$75,460.00	$-	$-
	Second Allocation of Principal		$-	$-	$-	$-
	Class C Note Interest		$46,816.00	$46,816.00	$-	$-
	Third Allocation of Principal		$5,635,821.78	$5,635,821.78	$-	$-
	Reserve Account Deposit		$-	$-	$-	$-
	Regular Principal Distribution Amount		$6,600,000.00	$6,600,000.00	$-	$-
	Accrued and unpaid fees to owner/indenture trustees		$8,000.00	$8,000.00	$-	$-
	Asset Representation Review		$312.50	$312.50	$-	$-
	Remaining Funds to Certificate Holder		$65,879.60	$65,879.60	$(0.00)	$-

			$13,298,454.45	$13,298,454.45	$(0.00)	$-

	First Allocation of Principal		$-
	Second Allocation of Principal		$-
	Third Allocation of Principal		$5,635,821.78
	Regular Principal Distribution Amount		$6,600,000.00

	Total Allocable Principal		$12,235,821.78

California Republic Auto Receivables Trust 2016-1
Pool ID:	CRAT161
Original Aggregate Note Balance	$440,000,000.00
Collection Period Start Date:	07/01/2016
Collection Period Ending Date:	07/31/2016
Prior Distribution Date:	07/15/2016
Current Distribution Date:	08/15/2016

IV.	POOL

	Pool Balance	$385,711,947.63
	Number of Receivables Outstanding	19,572
	Weighted Average Contract Rate	6.87%
	Weighted Average Maturity	62.5

	OVERCOLLATERALIZATION

	Target O/C Amount	$6,600,000.00
	Beginning Period O/C Amount	$5,676,008.36
	Ending Period O/C Amount	$6,600,000.00

	Overcollateralization Amount to Achieve Target	$0.00

V.	RESERVE ACCOUNT

	Specified Reserve Account Balance	$1,100,000.00
	Beginning Reserve Account Balance	$1,100,000.00
	Reserve Account Deposits	$-
	Reserve Account Earnings	$-
	Distribute Earnings - Collection Account	$-
	Reserve Account Draws	$-

	Ending Reserve Account Balance	$1,100,000.00

VI.	DELINQUENCY & LOSS
				% of Ending Pool
	Delinquency	Number	Amount	Balance

	30 - 59 Days	191	$3,744,418.72	0.971%
	60 - 89 Days	60	$1,243,756.56	0.322%
	90 + Days	53	$1,229,424.58	0.319%

	Total	304	6,217,599.86	1.612%

	Repossession Inventory	40	$1,033,951.12

		Current Period	Cumulative

	Losses	$478,755.85	$833,908.69
	Recoveries	$(226,663.40)	$(446,516.67)

	Net Losses	$252,092.45	$387,392.02

	Cumulative Net Loss Percentage		0.09%
	Cumulative Recovery Rate		53.55%

California Republic Bank, as servicer, has delivered this information as required pursuant to Section 5.06 of the Sale and Servicing Agreement. The information is complete and accurate in all material aspects. No Event of Default, Servicer Termination Event has occurred and is continuing as certified by:

/s/ Mark K. Olson	August 10, 2016
Mark K. Olson	Date
EVP, Chief Financial Officer